Condensed Statement of Cash Flows - USD ($)		6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Cash Flows from Operating Activities:
Net income	$ (5,000)	$ 1,886,252
Adjustments to reconcile net loss to net cash used from operating activities
Formation costs paid by Sponsor in exchange for issuance of Class B ordinary shares	5,000
Trust interest income		(3,541)
Unrealized loss on change in fair value of FPA		1,458,454
Unrealized gain on change in fair value of warrants		(4,455,365)
Warrant issuance costs		638,847
Changes in operating assets and liabilities:
Prepaid expenses		(322,275)
Accrued offering cost and expenses		206,431
Due to related party		1,000
Net cash used in operating activities		(590,197)
Cash Flows from Investing Activities:
Investment held in Trust Account		(254,838,000)
Net cash used in investing activities		(254,838,000)
Cash flows from Financing Activities:
Proceeds from Initial Public Offering, net of underwriters’ fees		249,740,258
Proceeds from private placement		8,096,742
Repayment to promissory note to related party		(125,267)
Payments of offering costs		(479,680)
Net cash provided by financing activities		257,232,053
Net change in cash		1,803,856
Cash, beginning of the period
Cash, end of the period		1,803,856
Supplemental disclosure of cash flow information:
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	20,000
Deferred offering costs included in accrued expenses	5,000
Deferred underwriting commissions charged to additional paid in capital		8,919,295
Initial value of Class A ordinary shares subject to possible redemption		224,704,330
Change in value of Class A ordinary shares subject to possible redemption		2,803,140
Forfeiture of founder shares		10
Deferred offering costs paid by Sponsor loan	$ 22,500	102,767
Initial classification of warrant liability		18,421,695
Initial classification of FPA liability		$ 53,954